Employee Costs from Continuing Operations	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Employee Costs from Continuing Operations	Employee Costs from Continuing Operations

		For the year ended December 31,
		2021	2020
	Note	$	$
Wages, salaries, and benefits		2,644.6	2,670.3
Pension costs		77.3	79.3
Share-based compensation	23	46.7	16.4
Total employee costs		2,768.6	2,766.0
Direct labor		1,672.8	1,754.0
Indirect labor		1,095.8	1,012.0
Total employee costs		2,768.6	2,766.0

Direct labor costs include salaries, wages, and related fringe benefits (including pension costs) for labor hours directly associated with the completion of projects. Bonuses, share-based compensation, termination payments, and salaries, wages, and related fringe benefits (including pension costs) for labor hours not directly associated with the completion of projects are included in indirect labor costs. Indirect labor costs are included in administrative and marketing expenses in the consolidated statements of income. Included in pension costs is $76.1 (2020 – $77.3) related to defined contribution plans.

As a result of the COVID-19 pandemic, government grants received for wage subsidies were $4.3 (2020 - $3.5). These wage subsidies were presented as a reduction to direct labor of $3.3 (2020 - nil) in direct payroll costs and indirect labor of $1.0 (2020 - $3.5) in administrative and marketing expenses. At December 31, 2021, there were no unperformed conditions related to these grants.